SCHEDULE OF CONVERTIBLE SECURED NOTES PAYABLE (Details) - USD ($)		12 Months Ended
		Jan. 31, 2024	Oct. 31, 2024	Apr. 05, 2024
Short-Term Debt [Line Items]
Balance			$ 405,305
Conversion Price				$ 0.23
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance		$ 1,100,200	$ 0	$ 1,099,200
Conversion Shares		9,854,783
Warrant Shares		10,073,479
Convertible Notes Payable [Member] | The Jeffrey V. and Karin R. Hembrock Revocable Trust [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 100,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	1,000,000
Warrant Shares	[1]	1,000,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | The Gaitonde Living Trust, Girish Gaitonde Trustee [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 100,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	1,000,000
Warrant Shares	[1]	1,000,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | PV Partners, LP [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 75,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	750,000
Warrant Shares	[1]	750,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Steven Rudofsky [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 125,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	1,250,000
Warrant Shares	[1]	1,250,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Feehan Partners. LP [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 87,334
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	873,340
Warrant Shares	[1]	873,340
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Corey Redfield [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 50,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	500,000
Warrant Shares	[1]	500,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Shaun Dykes [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 30,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	300,000
Warrant Shares	[1]	300,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Patricia Czerniej [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 30,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	300,000
Warrant Shares	[1]	300,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | James Dykes [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 30,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	300,000
Warrant Shares	[1]	300,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Jason Czerniej [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 30,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	300,000
Warrant Shares	[1]	300,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Louise Dykes [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 30,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	300,000
Warrant Shares	[1]	300,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Andrew Brodkey [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 98,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	980,000
Warrant Shares	[1]	980,000
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Feehan Partners, LP [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 112,666
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	Jan. 23, 2023
Maturity date	[1]	Jul. 23, 2025
Conversion Price	[1]	$ 0.10
Conversion Shares	[1]	1,126,660
Warrant Shares	[1]	1,126,660
Exercise Price	[1]	$ 0.15
Warrant expiration	[1]	Jan. 23, 2028
Convertible Notes Payable [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 102,200
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	May 08, 2023
Maturity date	[1]	Nov. 08, 2025
Conversion Price	[1]	$ 0.23
Conversion Shares	[1]	440,000
Warrant Shares	[1]	550,000
Exercise Price	[1]	$ 0.23
Warrant expiration	[1]	May 08, 2026
Convertible Notes Payable [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Balance	[1]	$ 100,000
Debt Instrument, Collateral	[2]	(a)
Issue date	[1]	May 08, 2023
Maturity date	[1]	Nov. 08, 2025
Conversion Price	[1]	$ 0.23
Conversion Shares	[1]	434,783
Warrant Shares	[1]	543,479
Exercise Price	[1]	$ 0.23
Warrant expiration	[1]	May 08, 2026

[1]	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.
[2]	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.